Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 28, 2014
Registrant Name	MFS SERIES TRUST IX
Central Index Key	0000063075
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Aug. 28, 2014
MFS® Bond Fund | A
Risk/Return:
Trading Symbol	MFBFX
MFS® Bond Fund | R4
Risk/Return:
Trading Symbol	MFBJX
MFS® Bond Fund | B
Risk/Return:
Trading Symbol	MFBBX
MFS® Bond Fund | C
Risk/Return:
Trading Symbol	MFBCX
MFS® Bond Fund | I
Risk/Return:
Trading Symbol	MBDIX
MFS® Bond Fund | R1
Risk/Return:
Trading Symbol	MFBGX
MFS® Bond Fund | R2
Risk/Return:
Trading Symbol	MBRRX
MFS® Bond Fund | R3
Risk/Return:
Trading Symbol	MFBHX
MFS® Bond Fund | R5
Risk/Return:
Trading Symbol	MFBKX